121 State Street Albany, NY 12207 Administrative Office: PO Box 750497 Topeka, KS 66675-0497

April 30, 2020

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	First Security Benefit Life Insurance and Annuity Company of New York
Variable Annuity Account B
File Nos. 333-120600, 811-21613
SecureDesigns Variable Annuity

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B does not differ from that contained in Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2020.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary